[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

July 19, 2011

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Guggenheim Equal Weight Enhanced Equity Income Fund N-2 Filing

Ladies and Gentlemen:

On behalf of Guggenheim Equal Weight Enhanced Equity Income Fund, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $116.10 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure